VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.3 - Schedule 4

Client Name:	Vista Point Mortgage
Client Project Name:	VSTA 2024-CES2
Deal Loan Count:	2

Loan Level Tape Compare Upload

Loans in Report	2

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Loan Status	Sample Group
1000001	XXXXXXXX	Combined LTV	47.80	47.88	Complete	XXXXXXXX
1000001	XXXXXXXX	Original LTV	48.60	16.38	Complete	XXXXXXXX
1000002	XXXXXXXX	Original LTV	30.55	30.56	Complete	XXXXXXXX

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